Goodwill and Other Intangible Assets, net - Changes in Carrying Value of Goodwill by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Beginning balance	$ 1,877.4	$ 1,795.1
Acquisitions	23.0	59.8
Currency translation	26.1	22.2
Other		(0.3)
Ending balance	1,926.5	1,877.4
Americas
Goodwill [Line Items]
Beginning balance	1,014.6	990.8
Acquisitions	13.9	21.9
Currency translation	(7.5)	1.8
Other		(0.1)
Ending balance	1,021.0	1,014.6
EMEA-APAC
Goodwill [Line Items]
Beginning balance	862.8	804.3
Acquisitions	9.1	37.9
Currency translation	33.6	20.4
Other		(0.2)
Ending balance	$ 905.5	$ 862.8